INSTITUTIONALINVESTOR Aand INVESTORC [Member] Investment Objectives and Goals - Investor A, C and Institutional - BLACKROCK WEALTH LIQUID ENVIRONMENTALLY AWARE FUND	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of BlackRock Wealth Liquid Environmentally Aware Fund (“WeLEAF” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and preservation of capital while giving consideration to select environmental criteria.